Nature of Business and Organization (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2017 CNY (¥)	Dec. 31, 2019	Mar. 07, 2017
Nature of Business and Organization (Details) [Line Items]
Number of Operating Segments		2
Variable Interest Entity, Commitments by Third Parties, Liquidity and Other Arrangements	four
Micro Beauty Lightspeed Investment Management HK Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Shenzhen Quntian Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 156,225
Disposal group, including discontinued operation, assets	21,451
Gain (Loss) on Disposition of Assets	¥ 134,774